Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
August 31, 2003


Certified
Semiannual
Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


              6 Months       Year
                 Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE

Beginning of
period         $  11.86   $  13.17   $  13.59   $  13.76   $  12.72   $  11.34

Investment activities

  Net investment
  income (loss)    0.12       0.28       0.25       0.29*      0.25*      0.24*

  Net realized and
  unrealized
  gain (loss)      1.13      (1.32)     (0.42)     (0.17)      1.06       1.38

  Total from
  investment
  activities       1.25      (1.04)     (0.17)      0.12       1.31       1.62

Distributions
  Net investment
  income          (0.09)     (0.27)     (0.25)     (0.29)     (0.27)     (0.24)

NET ASSET VALUE

End of
period         $  13.02   $  11.86   $  13.17   $  13.59   $  13.76   $  12.72
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     10.59%     (7.93)%    (0.94)%     0.87%*    10.42%*    14.45%*

Ratio of total
expenses to
average net
assets             1.08%!      1.05%      0.98%     1.00%*     1.00%*     1.00%*

Ratio of net
investment income
(loss) to average
net assets         1.91%!      2.20%      2.19%     2.11%*     1.99%*     2.03%*

Portfolio
turnover
rate               22.0%!      21.3%      24.3%     19.1%      40.0%      19.8%

Net assets,
end of period
(in thousands) $  44,231   $  40,831   $ 48,094  $ 51,050   $ 43,248   $ 33,767

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 2/28/01.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks  48.4%

CONSUMER DISCRETIONARY  8.2%

Automobiles  0.2%
Harley-Davidson                                      2,000      $            99
                                                                             99

Hotels, Restaurants & Leisure  0.2%
Starbucks *                                          2,600                   74
                                                                             74

Internet & Catalog Retail  0.4%
e-Bay *                                              3,000                  166
                                                                            166

Media  4.8%
AOL Time Warner *                                    5,600                   92
Clear Channel Communications *                       8,800                  397
Disney                                              11,200                  230
McGraw-Hill                                          3,000                  183
Omnicom                                              4,100                  320
Univision Communications, Class A *                  5,000                  187
Viacom, Class B                                     12,582                  566
WPP Group ADR                                        3,700                  170
                                                                          2,145

Multiline Retail  0.8%
Dollar General                                       9,406                  216
Family Dollar Stores                                 3,200                  128
                                                                            344

Specialty Retail  1.6%
Bed Bath & Beyond *                                  3,100                  134
Home Depot                                           8,700                  280
Tiffany                                              5,200                  202
Williams-Sonoma *                                    3,400                  104
                                                                            720

Textiles, Apparel, & Luxury Goods  0.2%
Nike, Class B                                        1,600                   91
                                                                             91
Total Consumer Discretionary                                              3,639

CONSUMER STAPLES  5.8%

Beverages  1.7%
Anheuser-Busch                                       1,900      $            98
Coca-Cola                                            8,000                  348
PepsiCo                                              6,200                  276
                                                                            722

Food & Staples Retailing  2.4%
CVS                                                  2,500                   81
Sysco                                                4,000                  126
Wal-Mart                                            11,800                  698
Walgreen                                             4,200                  137
                                                                          1,042

Food Products  0.3%
General Mills                                        1,900                   88
Wrigley                                              1,100                   58
                                                                            146

Household Products  1.0%
Colgate-Palmolive                                    2,200                  122
Kimberly-Clark                                         800                   41
Procter & Gamble                                     3,300                  288
                                                                            451

Personal Products  0.4%
Avon Products                                        1,200                   77
Gillette                                             3,500                  114
                                                                            191
Total Consumer Staples                                                    2,552

FINANCIALS  9.7%

Capital Markets  3.0%
Bank of New York                                     6,800                  200
Charles Schwab                                      15,726                  171
Franklin Resources                                   2,800                  121
Mellon Financial                                     3,700                  116
Northern Trust                                       8,000                  338
State Street                                         8,400                  369
                                                                          1,315

Commercial Banks  0.6%
Wells Fargo                                          5,500      $           276
                                                                            276

Consumer Finance  0.6%
American Express                                     3,900                  176
SLM Corporation                                      1,500                   60
                                                                            236

Diversified Financial Services  1.5%
Citigroup                                           13,000                  564
Moody's                                              2,100                  109
                                                                            673

Insurance  2.2%
AMBAC                                                1,800                  117
American International Group                         7,883                  469
Marsh & McLennan                                     7,900                  395
                                                                            981

Thrifts & Mortgage Finance  1.8%
Fannie Mae                                           6,800                  440
Freddie Mac                                          6,900                  367
                                                                            807
Total Financials                                                          4,288

HEALTH CARE  8.1%

Biotechnology  0.6%
Amgen *                                              4,200                  277
                                                                            277

Health Care Equipment & Supplies  1.2%
Baxter International                                 1,000                   28
Guidant                                              3,500                  176
Medtronic                                            5,200                  258
Stryker                                                800                   60
                                                                            522

Health Care Providers & Services  1.5%
Cardinal Health                                      1,500                   86
Medco *                                                759                   20
UnitedHealth Group                                   7,000                  346
WellPoint Health Networks *                          2,500                  195
                                                                            647

Pharmaceuticals  4.8%
Abbott Laboratories                                  3,800      $           153
AstraZeneca ADR                                      1,500                   59
Eli Lilly                                            2,500                  166
GlaxoSmithKline ADR                                  5,483                  213
Johnson & Johnson                                    8,100                  402
Merck                                                6,300                  317
Pfizer                                              20,081                  601
Wyeth                                                4,900                  210
                                                                          2,121
Total Health Care                                                         3,567

INDUSTRIALS & BUSINESS SERVICES  2.9%

Aerospace & Defense  0.1%
Boeing                                               1,100                   41
                                                                             41

Air Freight & Logistics  0.3%
Expeditors International of Washington               2,900                  110
                                                                            110

Commercial Services & Supplies  1.1%
Apollo Group, Class A *                              1,250                   80
ChoicePoint *                                        2,000                   79
Cintas                                               2,250                   90
Devry *                                              3,400                   88
Equifax                                              2,200                   50
Robert Half International *                          5,000                  111
                                                                            498

Industrial Conglomerates  1.3%
GE                                                  19,100                  565
                                                                            565

Machinery  0.1%
Illinois Tool Works                                    900                   65
                                                                             65
Total Industrials & Business Services                                     1,279

INFORMATION TECHNOLOGY  13.2%

Communications Equipment  1.3%
Cisco Systems *                                     29,200      $           559
Nokia ADR                                            1,000                   16
                                                                            575

Computer & Peripherals  0.8%
Dell *                                               8,000                  261
EMC *                                                5,900                   75
                                                                            336

Electronic Equipment & Instruments  0.1%
Molex, Class A                                       2,375                   60
                                                                             60

Internet Software & Services  0.6%
InterActiveCorp *                                    4,000                  148
Monster Worldwide *                                  5,000                  137
                                                                            285

IT Services  1.8%
Automatic Data Processing                            3,800                  152
Certegy *                                            1,100                   33
First Data                                          10,500                  403
Paychex                                              5,650                  203
                                                                            791

Semiconductor & Semiconductor Equipment  6.1%
Altera *                                            15,100                  339
Analog Devices *                                     6,000                  246
Applied Materials *                                  7,200                  156
Broadcom, Class A *                                  3,500                   96
Intel                                               16,300                  466
Linear Technology                                   11,400                  470
Maxim Integrated Products                            9,700                  436
Texas Instruments                                   11,400                  272
Xilinx *                                             7,300                  225
                                                                          2,706

Software  2.5%
Computer Associates                                  5,000                  128
Intuit *                                               600                   27
Microsoft                                           26,400                  700
Oracle *                                            17,700                  227
                                                                          1,082
Total Information Technology                                              5,835

MATERIALS  0.3%

Chemicals  0.3%
Ecolab                                               2,600      $            67
Valspar                                              1,500                   70
Total Materials                                                             137

TELECOMMUNICATION SERVICES  0.2%

Wireless Telecommunication Services  0.2%
Vodafone ADR                                         5,500                  101
Total Telecommunication Services                                            101
Total Common Stocks (Cost  $14,551)                                      21,398

Municipal Bonds  52.5%

ALABAMA  0.2%

Birmingham Water & Sewer,
  5.25%, 1/1/22 (MBIA Insured)             $       100,000                  103
Total Alabama (Cost  $103)                                                  103

ARIZONA  1.3%

Phoenix, 5.875%, 7/1/18
  (Prerefunded 7/1/10!)                            500,000                  570
Total Arizona (Cost  $510)                                                  570


CALIFORNIA  3.1%

California Dept. of Water Resources
    5.25%, 5/1/10 (MBIA Insured)                   250,000                  275
    5.50%, 5/1/14 (AMBAC Insured)                  100,000                  110
California Infrastructure & Economic Dev. Bank
    5.00%, 7/1/33 (AMBAC Insured)                  250,000                  245
    5.25%, 7/1/21 (FSA Insured)                    250,000                  259
San Diego Unified School Dist.,
    5.25%, 7/1/24 (FSA Insured)                    250,000                  256
Univ. of California Regents,
    5.00%, 5/15/36 (AMBAC Insured)                 250,000                  244
Total California (Cost  $1,385)                                           1,389

CONNECTICUT  0.9%

Mashantucket Western Pequot Tribe
    5.50%, 9/1/28                          $       200,000      $           196
  144A, 5.75%, 9/1/27                              200,000                  200
Total Connecticut (Cost  $359)                                              396

DISTRICT OF COLUMBIA  3.9%

District of Columbia, GO
    6.00%, 6/1/15 - 6/1/17 (MBIA Insured)        1,500,000                1,726
Total District of Columbia (Cost  $1,526)                                 1,726

GEORGIA  3.1%

Georgia, GO, 6.25%, 8/1/13                       1,000,000                1,182
Griffin Combined Public Utility,
    5.00%, 1/1/25 (AMBAC Insured)                  200,000                  199
Total Georgia (Cost  $1,277)                                              1,381

HAWAII  0.6%

Hawaii, GO, 5.25%, 9/1/14 (MBIA Insured)           250,000                  272
Total Hawaii (Cost  $270)                                                   272

ILLINOIS  1.2%

Chicago Water, 5.75%,
  11/1/30 (AMBAC Insured)                          200,000                  222
Illinois HFA, Central Dupage Health
    VRDN (Currently 0.88%)                         300,000                  300
Total Illinois (Cost  $519)                                                 522

INDIANA  0.5%

Goshen, Greencroft Obligated Group,
    5.75%, 8/15/28                                 250,000                  219
Total Indiana (Cost  $246)                                                  219

LOUISIANA  0.6%

West Feliciana Parish PCR,
  Entergy, 5.65%, 9/1/04                           250,000                  255
Total Louisiana (Cost  $250)                                                255

MARYLAND  1.5%
Anne Arundel County, GO, 5.25%, 3/1/12     $       250,000      $           275


Maryland HHEFA
  Mercy Ridge Retirement Community
    6.00%, 4/1/28                                  100,000                   97
  Univ. of Maryland Medical System
    6.625%, 7/1/20                                 250,000                  273
Total Maryland (Cost  $658)                                                 645

MASSACHUSETTS  3.9%

Massachusetts, GO
    VRDN (Currently 0.87%)                         300,000                  300
    5.25%, 8/1/16                                  250,000                  266
Massachusetts Water Pollution Abatement
  Trust, 6.00%, 8/1/18                           1,000,000                1,156
Total Massachusetts (Cost  $1,579)                                        1,722

MICHIGAN  2.4%

Michigan Hosp. Fin. Auth.,
  Ascension Health, 5.20%, 11/15/05              1,000,000                1,076
Total Michigan (Cost  $1,000)                                             1,076

NEW JERSEY  0.8%

New Jersey Economic Dev. Auth.
  Franciscan Oaks, 5.75%, 10/1/23                  100,000                   86
New Jersey Housing & Mortgage Fin. Agency
    5.55%, 11/1/09 (FSA Insured)                   260,000                  272
Total New Jersey (Cost  $359)                                               358

NEW MEXICO  0.7%

New Mexico Mortgage Fin. Auth.,
    6.00%, 3/1/27                                  305,000                  317
Total New Mexico (Cost  $305)                                               317

NEW YORK  2.6%

New York City Transitional Fin. Auth.
    5.75%, 11/15/20 (Prerefunded 5/15/10!)          45,000                   52
    5.75%, 11/15/20                                455,000                  497
    5.875%, 11/1/16 (Prerefunded 5/1/10!)          470,000                  544

    5.875%, 11/1/16                        $        30,000      $            34
Total New York (Cost  $996)                                               1,127

NORTH CAROLINA  0.7%

Eastern Municipal Power Agency,
  6.00%, 1/1/05                                    300,000                  307
Total North Carolina (Cost  $304)                                           307

OHIO  0.6%

Ohio State Univ., 5.25%, 6/1/15                    250,000                  270
Total Ohio (Cost  $269)                                                     270

OKLAHOMA  0.2%

Oklahoma Dev. Fin. Auth.,
  Inverness Village, 8.00%, 2/1/32                 100,000                  100
Total Oklahoma (Cost  $97)                                                  100

OREGON  1.2%

Portland Sewer, 5.75%,
  8/1/20 (FGIC Insured)                            500,000                  546
Total Oregon (Cost  $510)                                                   546

PENNSYLVANIA  2.7%

Beaver County IDA, PCR,
  FirstEnergy, 4.85%, 6/1/04                       500,000                  504
Bucks County IDA, Chandler Hall,
    6.30%, 5/1/29                                  250,000                  230
Montgomery County HHEFA
  Foulkeways at Gwynedd, 6.75%, 11/15/24           200,000                  210
West Shore Area Auth., Holy Spirit Hosp.,
    6.20%, 1/1/26                                  250,000                  252
Total Pennsylvania (Cost  $1,154)                                         1,196

PUERTO RICO  0.6%

Puerto Rico Electric Power Auth.,
    5.125%, 7/1/29                                 250,000                  247
Total Puerto Rico (Cost  $243)                                              247

SOUTH CAROLINA  1.8%

South Carolina Public Service,
    5.00%, 1/1/21 (FSA Insured)                    250,000                  253
South Carolina Transportation Infrastructure
  Bank 5.50%, 10/1/22 (AMBAC Insured)              500,000                  528
Total South Carolina (Cost  $765)                                           781

TEXAS  6.7%

Dallas County Utility & Reclamation Dist.
    5.875%, 2/15/29 (AMBAC Insured)        $     1,000,000      $         1,049
Harris County Health Fac. Dev.
  Memorial Hermann Healthcare System
    6.375%, 6/1/29                                 250,000                  265
  Texas Childrens Hosp.
    VRDN (Currently 0.87%)
    (MBIA Insured)                                 600,000                  600
Houston, 6.40%, 6/1/27                             250,000                  270
Houston Water & Sewer System
    5.375%, 12/1/27 (FGIC Insured)                 500,000                  511
    5.75%, 12/1/16 (AMBAC Insured)                 250,000                  276
Total Texas (Cost  $2,791)                                                2,971

VIRGINIA  5.9%

Arlington County IDA, Virginia Hosp.
  Center, 5.50%, 7/1/18                            500,000                  513
Fredericksburg IDA, Medicorp Health
  System, 5.25%, 6/15/27                           250,000                  242
Henrico County Economic Dev. Auth.,
    6.125%, 11/1/19                                250,000                  284
Newport News, GO, 5.00%, 11/1/20                   250,000                  257
Richmond Metropolitan Auth.,
    5.25%, 7/15/10 (FGIC Insured)                  250,000                  277
Univ. of Virginia, 5.00%, 6/1/23                   250,000                  252
Virginia HDA, 5.60%, 11/1/18                       500,000                  516
York County IDA, Virginia
  Electric & Power, 5.50%, 7/1/09                  250,000                  265
Total Virginia (Cost  $2,540)                                             2,606

WASHINGTON  2.3%

Port of Seattle, 5.50%,
  2/1/26 (MBIA Insured)                          1,000,000                1,034
Total Washington (Cost  $969)                                             1,034

WEST VIRGINIA  2.5%

West Virginia, GO, 5.75%, 6/1/15                 1,000,000                1,108
Total West Virginia (Cost $1,028)                                         1,108
Total Municipal Bonds (Cost $22,012)                                     23,244

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
100.9% of Net Assets (Cost $36,563)                             $        44,642

Other Assets Less Liabilities                                              (411)

NET ASSETS                                                      $        44,231
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           133

Undistributed net realized gain (loss)                                   (4,167)

Net unrealized gain (loss)                                                8,079

Paid-in-capital applicable to
3,396,642 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                               40,186

NET ASSETS                                                      $        44,231
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         13.02
                                                                ---------------

    *  Non-income producing

    !  Used in determining portfolio maturity


 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $200,000 and represents 0.4% of net assets

  ADR  American Depository Receipts

AMBAC  Ambac Assurance Corp.

 FGIC  Financial Guaranty Insurance Company

  FSA  Financial Security Assurance Inc.

   GO  General Obligation

  HDA  Housing Development Authority

  HFA  Health Facility Authority

HHEFA  Health & Higher Educational Facility Authority

  IDA  Industrial Development Authority/Agency

 MBIA  MBIA Insurance Corp.

  PCR  Pollution Control Revenue

 VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)

Income
  Interest                                                 $      542
  Dividend                                                        113
  Total income                                                    655

Expenses
  Investment management                                           114
  Custody and accounting                                           62
  Shareholder servicing                                            23
  Registration                                                     23
  Legal and audit                                                   7
  Directors                                                         3
  Prospectus and shareholder reports                                2
  Miscellaneous                                                     2
  Total expenses                                                  236

Net investment income (loss)                                      419

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                           (326)

Change in net unrealized gain (loss) on securities              4,232

Net realized and unrealized gain (loss)                         3,906

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    4,325
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $           419      $           975

  Net realized gain (loss)                            (326)              (1,193)

  Change in net unrealized gain or loss              4,232               (3,646)

  Increase (decrease) in net assets
  from operations                                    4,325               (3,864)

Distributions to shareholders

  Net investment income                               (326)                (953)

Capital share transactions *

  Shares sold                                        2,001                4,704

  Distributions reinvested                             246                  711

  Shares redeemed                                   (2,847)              (7,864)

  Redemption fees received                               1                    3

  Increase (decrease) in net assets
  from capital share transactions                     (599)              (2,446)

Net Assets

Increase (decrease) during period                    3,400               (7,263)

Beginning of period                                 40,831               48,094

End of period                              $        44,231      $        40,831
                                           -------------------------------------

*Share information

  Shares sold                                          159                  378

  Distributions reinvested                              20                   58

  Shares redeemed                                     (223)                (648)

  Increase (decrease) in shares outstanding            (44)                (212)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $4,710,000 and $5,997,000, respectively, for the six months ended August 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $962,000 of realized losses recognized for financial reporting purposes in the year ended February 28, 2003 were recognized for tax purposes on March 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $2,879,000 of unused capital loss carryforwards, of which $17,000 expire in 2006, $425,000 expire in 2007, and $2,437,000 thereafter through 2011.

At August 31, 2003, the cost of investments for federal income tax purposes was $36,554,000. Net unrealized gain aggregated $8,088,000 at period-end, of which $8,190,000 related to appreciated investments and $102,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $19,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $58,000 for the six months ended August 31, 2003, of which $10,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003